Fiduciary Capital Growth Fund, Inc.
                           225 East Mason Street
                            Milwaukee, WI  53202


                              November 15, 1995


   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549
   Attention:     Mr. Frank Donaty

        Re: Rule 24f-2 Notice for Fiduciary Capital Growth Fund, Inc. File #2-73468

   Gentlemen:

             Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

             (1) This Rule 24f-2 Notice is filed for the Fiscal Year ended September 30, 1995.

             (2) 155,206 shares of Common Stock, $0.01 par value, were registered under the Securities Act of 1933 pursuant to Rule 24e-2 prior to the beginning of the fiscal year ended September 30, 1995 and remained unsold at the beginning of such fiscal year.

             (3) No securities of the undersigned were registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 during the fiscal year ended September 30, 1995.

             (4) 594,839 shares of Common Stock, $0.01 par value were sold during the fiscal year ended September 30, 1995 for an aggregate sales price of $10,929,247.

             (5) 594,839 shares of Common Stock, $0.01 par value were sold pursuant to Rule 24f-2 during the fiscal year ended September 30, 1995 for an aggregate sales price of $10,929,247. The amount of Common Stock, $0.01 par value, redeemed during the fiscal year ended September 30, 1995 was $12,388,732 based on the actual redemption price for such securities.

             No filing fee is payable because the amount of Common Stock, $0.01 par value redeemed during the fiscal year ended September 30, 1995 was not less than the amount sold pursuant to Rule 24f-2. Attached is the required opinion of Foley & Lardner.

             If you have any questions, please do not hesitate to call me.

                                      Very truly yours,


                                      Donald S. Wilson, C.F.A.
                                      Vice President